Absolute Strategies Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated August 1, 2007, supplemented October 30, 2007 and February 8, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated August 1, 2007:

Other Service Providers (page 19)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to contact the Fund (page 20):

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

HOW TO CONTACT THE FUND
Write to us at: Absolute Strategies Fund Attn: Transfer Agent Atlantic Fund Administration P.O. Box 588 Portland, Maine 04112

Overnight address: Absolute Strategies Fund Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (888) 992-2765 (toll free) (888) 99-ABSOLUTE (toll free)

Wire investments (or ACH payments): Please contact the Transfer Agent at (888) 992-2765 (toll free)

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Attn: Transfer Agent

Atlantic Fund Administration

Absolute Strategies Fund

P.O. Box 588

Portland, Maine 04112

(888) 992-2765 (toll free)

(888) 99-ABSOLUTE (toll free)

Distributor

Foreside Fund Services, LLC

Two Portland Square, 1st Floor

Portland, Maine 04101

http://www.foresides.com

The Fund’s prospectus, SAI and annual/semi-annual reports are also available, without charge,

on the Fund’s website at www.absoluteadvisers.com.

Please retain this Supplement with your Prospectus for reference.

Adams Harkness Small Cap Growth Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated May 1, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated May 1, 2008:

Other Service Providers (page 9)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 10):

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

HOW TO CONTACT THE FUND

Write to us at: Adams Harkness Small Cap Growth Fund Attn: Transfer Agent Atlantic Fund Administration P.O. Box 588 Portland, Maine 04112

Overnight address: Adams Harkness Small Cap Growth Fund Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (800) 441-7031 (toll free) Email us at: ahsmallcap.ta@atlanticfundadmin.com Visit our Web Site at: www.ahsmallcap.com

Wire investments (or ACH payments): Please contact the Transfer Agent at (800) 441-7031 (toll free)

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Attn: Transfer Agent

Atlantic Fund Administration

Adams Harkness Small Cap Growth Fund

P.O. Box 588

Portland, Maine 04112

(800) 441-7031 (toll free)

http://www.ahsmallcap.com/

Please retain this Supplement with your Prospectus for reference.

Austin Global Equity Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated August 1, 2007

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated August 1, 2007:

Other Service Providers (page 8)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 10)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

HOW TO CONTACT THE FUND

Write to us at:

Austin Global Equity Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

Overnight address:

Austin Global Equity Fund

Three Canal Plaza, Ground Floor

Portland, Maine 04101

Telephone us at:

(800) 754-8759 (toll free)

Wire investments (or ACH payments):

Please contact the Transfer Agent

at (800) 441-7031 (toll free)

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Attn: Transfer Agent

Atlantic Fund Administration

Austin Global Equity Fund

P.O. Box 588

Portland, Maine 04112

(800) 441-7031 (toll free)

Please retain this Supplement with your Prospectus for reference.

Auxier Focus Fund (“The Fund”)

Supplement dated June 2, 2008, to Prospectus

dated November 1, 2007, as supplemented November 9, 2007

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated November 1, 2007:

Other Service Providers (page 10)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 12)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

Write to us at: Auxier Focus Fund Attn: Transfer Agent Atlantic Fund Administration P.O. Box 588 Portland, Maine 04112

Overnight Address: Auxier Focus Fund Attn: Transfer Agent Atlantic Fund Administration Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (877)328-9437 (toll free)

Wire investments (or ACH payments): Please contact the Transfer Agent at (877)328-9437 (toll free)

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Auxier Focus Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

(877)328-9437 (toll free)

Please retain this Supplement with your Prospectus for reference.

DF Dent Premier Growth Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated November 1, 2007

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated November 1, 2007:

Other Service Providers (page 9)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 10)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

HOW TO CONTACT THE FUND

Write to us at: DF Dent Premier Growth Fund Attn: Transfer Agent Atlantic Fund Administration, LLC P.O. Box 588 Portland, Maine 04112

Overnight address:
DF Dent Premier Growth Fund Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (866) 2DF-DENT (toll free) or (866) 233-3368

E-mail us at: dfdent.ta@atlanticfundadmin.com

Wire investments or ACH payments to: Please contact the Transfer Agent at (866) 233-3368 (toll free) to obtain the ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

DF Dent Premier Growth Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

(866) 2DF-DENT (toll free)

(866) 233-3368

E-mail address: dfdent.ta@atlanticfundadmin.com

Please retain this Supplement with your Prospectus for reference.

Dover Long/Short Sector Fund

Supplement Dated June 2, 2008

to Prospectus Dated October 11, 2007 as supplemented November 16, 2007 and December 5, 2007

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated October 11, 2007:

Other Service Providers (page 13)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 15)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Funds should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

On the Internet at: www.doverfunds.com

Write to us at: Dover Long/Short Sector Fund Attn: Transfer Agent Atlantic Fund Administration, LLC P.O. Box 588 Portland, Maine 04112

Overnight Address: Dover Responsibility Fund Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (888) DOVER-55 (888) 368-3755 (toll free)

Wire investments or ACH payments to: Please contact the Transfer Agent at (888) 368-3755 (toll free) to obtain The ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Dover Long/Short Sector Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

Telephone 1-888-DOVER-55 (1-888-368-3755)

www.doverfunds.com

The Fund’s prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Fund’s website at http://www.doverfunds.com

Please retain this Supplement with your Prospectus for reference.

Dover Responsibility Fund

Supplement dated June 2, 2008

to Prospectus dated March 1, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated March 1, 2008:

Other Service Providers (page 11)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16,2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 13)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

On the Internet at: www.doverfunds.com

Write to us at: Dover Responsiblity Fund Attn: Transfer Agent Atlantic Fund Administration, LLC P.O. Box 588 Portland, Maine 04112

Overnight Address: Dover Responsibility Fund Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (888) DOVER-55 (888) 368-3755 (toll free)

Wire investments or ACH payments to: Please contact the Transfer Agent at (888) 368-3755 (toll free) to obtain The ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Dover Responsibility Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

Telephone 1-888-DOVER-55 (1-888-368-3755)

www.doverfunds.com

The Fund’s prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Fund’s website at http://www.doverfunds.com

Please retain this Supplement with your Prospectus for reference.

Flag Investors — Equity Opportunity Fund

Flag Investors — Income Opportunity Fund

Supplement dated June 2, 2008 to Prospectus

dated March 1, 2008 as supplemented March 13, 2008 and May 5, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Funds’ Prospectus dated March 1, 2008:

Other Service Providers (page 16)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Funds and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serves as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Funds with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Funds’ shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Funds (page 19)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Funds should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Funds

Write to us at: Flag Investors Funds Attn: Transfer Agent Atlantic Fund Administration, LLC P.O. Box 588 Portland, Maine 04112

Overnight address: Flag Investors Funds Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: 888-767-FLAG (3524)

Website: www.FlagInvestorsFunds.com

Wire investments or ACH payments to: Please contact the Transfer Agent at (888) 767-3524 (toll free) to obtain the ABA routing number and account number for the Funds.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Flag Investors Funds

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

888-767-FLAG (3524) (toll free)

The Funds’ prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Funds’ website at www.FlagInvestorsFunds.com

Please retain this Supplement with your Prospectus for reference.

Fountainhead Special Value Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated March 1, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated March 1, 2008:

Other Service Providers (page 9)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 10):

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

Write to us at: Fountainhead Special Value Fund Attn: Transfer Agent Atlantic Fund Administration, LLC P.O. Box 588 Portland, Maine 04112

Overnight address: Fountainhead Special Value Fund Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (800) 868-9535 (toll free)

E-mail us at: fountainheadfunds.ta@atlanticfundadmin.com

Wire investments or ACH payments to: Please contact the Transfer Agent at (800) 868-9535 (toll free) to obtain the ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Fountainhead Special Value Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

868-9535 (toll free)

Copies of the Fund’s SAI and annual/semi-annual

Report are also available, free of charge, at

www.kingadvisors.com.

Please retain this Supplement with your Prospectus for reference.

Golden Large Cap Core Fund

Golden Small Cap Core Fund

Supplement dated June 2, 2008 to Prospectus

dated November 1, 2007

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Funds. Accordingly, the following information replaces disclosure in the Funds’ Prospectus dated November 1, 2007:

Other Service Providers (page 17)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Funds and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Funds with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Funds’ shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 18)

Effective June 16, 2008, inquiries concerning the Funds or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Funds should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Funds

Write to us at:

  Golden Funds

  Attn: Transfer Agent

  Atlantic Fund Administration, LLC

  P.O. Box 588

  Portland, Maine 04112

Overnight address:

  Golden Funds

  Attn: Transfer Agent

  Atlantic Fund Administration, LLC

  Three Canal Plaza, Ground Floor

  Portland, Maine 04101

Telephone us at:

  (800) 206-8610 (toll free)

Wire investments or ACH payments to:

Please contact the Transfer Agent at (800) 206-8610 (toll free) to obtain the ABA routing number and account number for the Funds.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Funds

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Golden Funds

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

(800) 206-8610 (toll free)

The annual/semi-annual reports and the SAI are not

available on the Funds’ website as the Funds do not

maintain a website at this time.

Please retain this Supplement with your Prospectus for reference.

Grisanti Brown Value Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated January 28, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated January 28, 2008:

Other Service Providers (page 8)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 9)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

Write to us at: Grisanti Brown Value Fund Attn: Transfer Agent Atlantic Fund Administration P.O. Box 588 Portland, Maine 04112

Overnight address: Grisanti Brown Value Fund Attn: Transfer Agent Atlantic Fund Administration Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (866) 775-8439 (toll free)

Wire investments or ACH payments Please contact the Transfer Agent at (866) 775-8439 (toll free) to obtain the ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Grisanti Brown Value Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

(866) 775-8439 (toll free)

Overnight Address:

Grisanti Brown Value Fund

Attn: Transfer Agent

Atlantic Fund Administration, LLC

Three Canal Plaza, Ground Floor

Portland, Maine 04101

Please retain this Supplement with your Prospectus for reference.

Jordan Opportunity Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated May 1, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated May 1, 2008:

Other Service Providers (page 13)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 14)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

Write to us at: Jordan Opportunity Fund Attn: Transfer Agent Atlantic Fund Administration P.O. Box 588 Portland, Maine 04112

Overnight address: Jordan Opportunity Fund Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (800) 441-7013 (toll free)

Visit our Web site at: www.jordanopportunity.com

Wire investments or ACH payments to: Please contact the Transfer Agent at (800) 441-7013 (toll free) to obtain the ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports (when available), the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Jordan Opportunity Fund

Attn: Transfer Agent

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, Maine 04112

(800) 441-7013

www.jordanopportunity.com

Please retain this Supplement with your Prospectus for reference.

Liberty Street Horizon Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated May 1, 2007, as supplemented July 27, 2007

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated May 1, 2007:

Other Service Providers (page 12)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 13)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

Write to us at: Liberty Street Horizon Fund Attn: Transfer Agent Atlantic Fund Administration, LLC P.O. Box 588 Portland, Maine 04112

Overnight address: Liberty Street Horizon Fund Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (800) 207-7108 (toll free)

Wire investments or ACH payments to: Please contact the Transfer Agent at (800) 207-7108 (toll free) to obtain the ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Liberty Street Horizon Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

(800) 207-7108 (toll free)

As of the date of this prospectus, the Fund does not maintain a website.

Please retain this Supplement with your Prospectus for reference.

Merk Asian Currency Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated April 1, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated April 1, 2008:

Other Service Providers (page 8)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 10)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

On the internet at: www.merkfund.com

Telephone us at: (866) MERK FUND (866) 637-5386 (toll free)

Write to us at: Merk Mutual Funds Attn: Transfer Agent Atlantic Fund Administration, LLC P.O. Box 588 Portland, Maine 04112

Overnight address: Merk Mutual Funds Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

WIRE INVESTMENTS/ACH PAYMENTS: Please contact the Transfer Agent at (866) 637-5386 (toll free) to obtain the ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Merk Asian Currency Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

(866) MERK FUND

(866) 637-5386 (toll free)

Please retain this Supplement with your Prospectus for reference.

Merk Hard Currency Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated August 1, 2007, as amended August 6, 2007

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated August 1, 2007:

Other Service Providers (page 9)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 11)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

On the internet at:

www.merkfund.com

Telephone us at:

(866) MERK FUND

(866) 637-5386 (toll free)

Write to us at:

Merk Mutual Funds

Attn: Transfer Agent

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, Maine 04112

Overnight address:

Merk Mutual Funds

Attn: Transfer Agent

Atlantic Fund Administration, LLC

Three Canal Plaza, Ground Floor

Portland, Maine 04101

WIRE INVESTMENTS/ACH PAYMENTS:

Please contact the Transfer Agent at (866) 637-5386 (toll

free) to obtain the ABA routing number and account

number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Merk Hard Currency Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

(866) MERK FUND

(866) 637-5386 (toll free)

Please retain this Supplement with your Prospectus for reference.

Payson Total Return Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated August 1, 2007, as supplemented September 10, 2007

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated August 1, 2007:

Other Service Providers (page 10)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 11)

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

Write to us at: Payson Total Return Fund Attn: Transfer Agent Atlantic Fund Administration, LLC P.O. Box 588 Portland, Maine 04112

Overnight address: Payson Total Return Fund Attn: Transfer Agent Atlantic Fund Administration, LLC Three Canal Plaza, Ground Floor Portland, Maine 04101

Telephone us at: (800) 805-8258 (toll free)

Wire investments or ACH payments to: Please contact the Transfer Agent at (800) 805-8258 (toll free) to obtain the ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Payson Total Return Fund

Attn: Transfer Agent

Atlantic Fund Administration

P.O. Box 588

Portland, Maine 04112

(800) 805-8258 (toll free)

The Fund’s prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Fund’s’ website at www.hmpayson.com

DISTRIBUTOR

Foreside Fund Services, LLC

Two Portland Square, 1st Floor

Portland, ME 04101

www.foresides.com

Please retain this Supplement with your Prospectus for reference.

Polaris Global Value Fund (“The Fund”)

Supplement dated June 2, 2008 to Prospectus

dated May 1, 2008

The Board of Trustees of the Forum Funds (the “Trust”) has approved new Fund Administration, Fund Accounting and Transfer Agent arrangements for the Fund. Accordingly, the following information replaces disclosure in the Fund’s Prospectus dated May 1, 2008:

Other Service Providers (page 8)

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting services to the Fund and the Trust, and supplies certain officers to the Trust. Effective June 16, 2008, Atlantic will serve as the Fund’s transfer agent.

Effective June 2, 2008, Atlantic provides the Fund with a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

How to Contact the Fund (page 9):

Effective June 16, 2008, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund

Write to us at:

  Polaris Global Value Fund

  Attn: Transfer Agent

  Atlantic Fund Administration, LLC

  P.O. Box 588

  Portland, Maine 04112

Overnight address:

  Polaris Global Value Fund

  Attn: Transfer Agent

  Atlantic Fund Administration, LLC

  Three Canal Plaza, Ground Floor

  Portland, Maine 04101

Telephone us at:

  (888) 263-5594 (toll free)

Wire investments or ACH payments:

Please contact the Transfer Agent at (888) 263-5594 (toll free) to obtain the ABA routing number and account number for the Fund.

Effective June 16, 2008, the following replaces the disclosure on the back cover of the Prospectus:

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Attn: Transfer Agent

Atlantic Fund Administration

Polaris Global Value Fund

P.O. Box 588

Portland, Maine 04112

(888) 263-5594 (toll free)

E-mail address: polaris.ta@atlanticfundadmin.com

Website: http://www.polarisfunds.com/

Please retain this Supplement with your Prospectus for reference.